UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	February 14, 2012

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $ 1,329,231 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Transport Services Group,  COM              00922R105     9307  1971873 SH       DEFINED 01              39700  1932173
Alere Inc.                     COM              01449J105    30370  1315282 SH       DEFINED 01              98725  1216557
AutoNation Inc.                COM              05329W102    23935   649170 SH       DEFINED 01                      649170
Avid Technology Inc.           COM              05367P100    14229  1668157 SH       DEFINED 01              43600  1624557
Bank of Hawaii Corp.           COM              062540109    12640   284117 SH       DEFINED 01                450   283667
Bio-Rad Laboratories Inc. CL A COM              090572207     3159    32897 SH       DEFINED 01                       32897
Black Hills Corp.              COM              092113109    22360   665858 SH       DEFINED 01              17400   648458
Brookline Bancorp Inc.         COM              11373M107     1724   204218 SH       DEFINED 01                      204218
CA Technologies                COM              12673P105    84974  4203520 SH       DEFINED 01             283357  3920163
CapitalSource Inc.             COM              14055X102     1038   154901 SH       DEFINED 01             154901
Carrols Restaurant Group, Inc. COM              14574X104     4496   388600 SH       DEFINED 01             276250   112350
Cisco Systems Inc.             COM              17275R102    39921  2208043 SH       DEFINED 01             208575  1999468
Consolidated Graphics Inc      COM              209341106     2648    54847 SH       DEFINED 01               3465    51382
CoreLogic Inc.                 COM              21871D103    19398  1500248 SH       DEFINED 01              25625  1474623
Covidien plc                   COM              G2554F113    30429   676049 SH       DEFINED 01              21475   654574
DHT Holdings, Inc.             COM              Y2065G105      770  1040754 SH       DEFINED 01            1040754
DeVry Inc.                     COM              251893103    12970   337227 SH       DEFINED 01               9475   327752
Dover Downs Gaming & Entmt., I COM              260095104     3879  1812613 SH       DEFINED 01                     1812613
Dundee Corp. CL A              COM              264901109    16819   724938 SH       DEFINED 01                      724938
EZCORP, Inc.                   COM              302301106    35265  1337314 SH       DEFINED 01              72950  1264364
Eastman Kodak Co.              COM              277461109     4091  6298538 SH       DEFINED 01             606990  5691548
Electro Rent Corp.             COM              285218103     9871   575579 SH       DEFINED 01             171988   403591
Federated Investors, Inc.      COM              314211103     6919   456675 SH       DEFINED 01              12775   443900
First Defiance Financial Corp. COM              32006W106      817    56000 SH       DEFINED 01                       56000
First Financial Holdings Inc.  COM              320239106     2280   255314 SH       DEFINED 01                      255314
Glacier Bancorp Inc.           COM              37637Q105     2124   176576 SH       DEFINED 01                      176576
Global Cash Access Hldgs Inc   COM              378967103    22818  5127666 SH       DEFINED 01             735225  4392441
Golar LNG Limited              COM              G9456A100    51211  1152108 SH       DEFINED 01              87475  1064633
Golar LNG Partners, LP         COM              Y2745C102     5275   172059 SH       DEFINED 01                      172059
H&R Block, Inc.                COM              093671105    24402  1494326 SH       DEFINED 01              43375  1450951
Health Management Assoc. Inc.  COM              421933102      369    50000 SH       DEFINED 01              50000
Hewlett-Packard Co.            COM              428236103    36381  1412311 SH       DEFINED 01             120926  1291385
Imation Corp.                  COM              45245A107     8631  1506322 SH       DEFINED 01                     1506322
Independent Bank Corp.-MA      COM              453836108     5196   190392 SH       DEFINED 01                      190392
International Business Machine COM              459200101     1315     7154 SH       DEFINED 01                        7154
John Wiley & Sons Inc. CL A    COM              968223206    15424   347381 SH       DEFINED 01                      347381
Marcus Corp.                   COM              566330106    15236  1208226 SH       DEFINED 01              49487  1158739
Mentor Graphics Corp.          COM              587200106    53951  3978669 SH       DEFINED 01             419997  3558672
Mine Safety Appliances Co.     COM              602720104    22859   690202 SH       DEFINED 01              21275   668927
Motorola Mobility Holdings Inc COM              620097105    42502  1095417 SH       DEFINED 01              52484  1042933
National Financial Partners Co COM              63607p208     3865   285908 SH       DEFINED 01                      285908
National Fuel Gas Co.          COM              636180101     8037   144600 SH       DEFINED 01               5525   139075
Noble Corporation              COM              H5833N103    22512   744949 SH       DEFINED 01              21275   723674
Novellus Systems Inc.          COM              670008101    37544   909285 SH       DEFINED 01              60165   849120
Nu Skin Enterprises Inc.       COM              67018T105    42350   871928 SH       DEFINED 01              94675   777253
OceanFirst Financial Corp.     COM              675234108     1179    90212 SH       DEFINED 01               4300    85912
Oppenheimer Holdings Inc.      COM              683797104    10564   656139 SH       DEFINED 01              49200   606939
Pope Resources LP              COM              732857107     7958   185111 SH       DEFINED 01              27800   157311
Prestige Brands Holdings, Inc. COM              74112D101    23623  2096084 SH       DEFINED 01              51454  2044630
Progress Software Corp.        COM              743312100     5186   267998 SH       DEFINED 01                      267998
Provident New York Bancorp     COM              744028101      728   109650 SH       DEFINED 01                      109650
Qualcomm Inc.                  COM              747525103    44827   819510 SH       DEFINED 01              88225   731285
Quantum Corp.                  COM              747906204    46574 19405928 SH       DEFINED 01            1478540 17927388
Raymond James Financial Inc.   COM              754730109    32912  1063055 SH       DEFINED 01              33225  1029830
SAIC, Inc.                     COM              78390X101    14579  1186220 SH       DEFINED 01              30600  1155620
Suffolk Bancorp                COM              864739107     1275   118184 SH       DEFINED 01               2325   115859
Swift Energy Company           COM              870738101    23887   803724 SH       DEFINED 01              18000   785724
Symantec Corp.                 COM              871503108    61913  3956075 SH       DEFINED 01             407818  3548257
TF Financial Corp.             COM              872391107      688    30273 SH       DEFINED 01                       30273
Tibco Software Inc.            COM              88632Q103    11690   488912 SH       DEFINED 01                      488912
Triumph Group Inc.             COM              896818101    15182   259737 SH       DEFINED 01              18550   241187
UTi Worldwide Inc.             COM              G87210103    12528   942629 SH       DEFINED 01              18800   923829
Ultra Petroleum Corp.          COM              903914109    20973   707844 SH       DEFINED 01              21850   685994
Universal Health Services Inc. COM              913903100    38462   989760 SH       DEFINED 01              61672   928088
Valeant Pharmaceuticals Intern COM              91911K102    49168  1053071 SH       DEFINED 01              28500  1024571
WSFS Financial Corp.           COM              929328102     2088    58077 SH       DEFINED 01                       58077
Warner Chilcott PLC            COM              G94368100    36061  2383417 SH       DEFINED 01             207428  2175989
Willis Group Holdings PLC      COM              G96666105    26488   682679 SH       DEFINED 01              17925   664754
Zimmer Holdings Inc            COM              98956P102    23702   443693 SH       DEFINED 01              14350   429343
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204      684     3257 SH       DEFINED 01               3257